Held for sale (Tables)	12 Months Ended
Dec. 31, 2025
Held For Sale [Abstract]
Non current assets and liabilities held for sale
(a)	The details of non-current assets and liabilities held for sale as of December 31, 2024 and 2025 are as follows:

	2024		2025
Assets of disposal group classified as held for sale
Cash and due from banks	~~W~~	—	3,310
Property and equipment		29,583	58,340
Investment property		—	9,447
Other assets held for sale		—	115

		29,583	71,212

Liabilities of disposal group classified as held for sale
Other liabilities		—	1,465

	~~W~~	—	1,465